                                                                   [LOGO]
                                                                   HARTFORD LIFE


May 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room


Re:      Hartford Life and Annuity Insurance Company
         Separate Account Five ("Registrant")
         Putnam Hartford Inheritance Manager Variable Life
            Modified Single Premium Variable Life Insurance
         File No. 333-36367


Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 3 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 11, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-3149 or Marianne O'Doherty at (860) 843-6733.

Yours sincerely,

/s/ Marta A. Czekajewski

Marta A. Czekajewski